Segment Data - Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services	$ 4,953.9	$ 4,972.5	$ 4,861.3	$ 4,542.2	$ 5,121.1	$ 5,416.0	$ 5,321.7	$ 4,904.0	$ 19,329.9	$ 20,762.8	$ 20,250.5
Operating Unit Profit									832.7	859.1	639.2
Intangible asset amortization expense									(32.8)	(33.4)	(34.1)
Interest and other expenses									(28.2)	(38.3)	(36.4)
Earnings before income taxes									660.7	681.6	475.5
Franchise fees									24.2	25.4	24.4
Depreciation and Amortization Expense									77.7	83.8	94.3
Earnings from Equity Investments									8.0	3.0	7.2
Total Assets	7,517.5				7,181.2				7,517.5	7,181.2	7,286.6
Equity Investments	137.9				132.3				137.9	132.3	140.2
Long-Lived Assets	152.2				154.4				152.2	154.4	170.6
Reportable segments | Americas
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									4,492.0	4,583.7	4,510.2
Operating Unit Profit									200.8	181.6	143.7
Depreciation and Amortization Expense									12.2	13.5	16.8
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	2,013.4				1,816.8				2,013.4	1,816.8	1,743.2
Equity Investments	0.0				0.0				0.0	0.0	3.0
Long-Lived Assets	33.3				33.7				33.3	33.7	36.2
Reportable segments | Americas | United States | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									3,005.8	3,086.4	2,967.0
Operating Unit Profit									143.8	125.4	99.8
Franchise fees									15.2	16.1	15.2
Depreciation and Amortization Expense									9.3	9.4	12.3
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	1,708.5				1,532.7				1,708.5	1,532.7	1,476.3
Equity Investments	0.0				0.0				0.0	0.0	3.0
Long-Lived Assets	26.0				25.4				26.0	25.4	25.8
Reportable segments | Americas | Other Americas | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									1,486.2	1,497.3	1,543.2
Operating Unit Profit									57.0	56.2	43.9
Depreciation and Amortization Expense									2.9	4.1	4.5
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	304.9				284.1				304.9	284.1	266.9
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	7.3				8.3				7.3	8.3	10.4
Reportable segments | Southern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									6,871.9	7,509.7	7,237.0
Operating Unit Profit									354.8	361.7	264.6
Depreciation and Amortization Expense									14.3	17.6	18.9
Earnings from Equity Investments									0.4	0.4	0.3
Total Assets	2,431.5				2,371.1				2,431.5	2,371.1	2,377.7
Equity Investments	0.2				0.9				0.2	0.9	0.4
Long-Lived Assets	55.7				60.4				55.7	60.4	73.1
Reportable segments | Southern Europe | France | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									4,661.3	5,351.6	5,284.9
Operating Unit Profit									258.8	275.5	198.9
Depreciation and Amortization Expense									10.1	13.0	14.1
Earnings from Equity Investments									0.4	0.4	0.3
Total Assets	1,926.3				1,922.7				1,926.3	1,922.7	1,950.3
Equity Investments	0.0				0.7				0.0	0.7	0.4
Long-Lived Assets	39.2				44.6				39.2	44.6	56.3
Reportable segments | Southern Europe | Italy | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									1,226.1	1,178.8	1,087.6
Operating Unit Profit									70.9	64.2	53.8
Depreciation and Amortization Expense									1.9	2.4	2.6
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	267.1				230.0				267.1	230.0	218.3
Equity Investments	0.2				0.2				0.2	0.2	0.0
Long-Lived Assets	4.7				4.7				4.7	4.7	6.5
Reportable segments | Southern Europe | Other Southern Europe | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									984.5	979.3	864.5
Operating Unit Profit									25.1	22.0	11.9
Depreciation and Amortization Expense									2.3	2.2	2.2
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	238.1				218.4				238.1	218.4	209.1
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	11.8				11.1				11.8	11.1	10.3
Reportable segments | Northern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									5,453.3	6,048.1	5,738.8
Operating Unit Profit									159.5	198.1	139.7
Depreciation and Amortization Expense									9.8	11.2	14.0
Earnings from Equity Investments									7.6	2.6	6.9
Total Assets	1,444.2				1,862.6				1,444.2	1,862.6	1,951.8
Equity Investments	137.7				131.1				137.7	131.1	136.5
Long-Lived Assets	32.9				29.0				32.9	29.0	30.6
Reportable segments | APME
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									2,239.1	2,327.1	2,447.7
Operating Unit Profit									79.3	84.2	70.8
Depreciation and Amortization Expense									4.7	4.4	4.8
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	533.7				501.4				533.7	501.4	466.7
Equity Investments	0.0				0.3				0.0	0.3	0.3
Long-Lived Assets	19.4				20.6				19.4	20.6	19.2
Reportable segments | Right Management
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									273.6	294.2	316.8
Operating Unit Profit									38.3	33.5	20.4
Depreciation and Amortization Expense									3.7	3.6	4.3
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	143.9				139.1				143.9	139.1	134.4
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	10.5				10.6				10.5	10.6	11.3
Corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Corporate expenses									(111.0)	(105.8)	(93.2)
Depreciation and Amortization Expense									0.2	0.1	1.4
Total Assets	950.8				490.2				950.8	490.2	612.8
Long-Lived Assets	$ 0.4				$ 0.1				0.4	0.1	0.2
Additions to Long-Lived Assets									0.4	0.0	0.0
Segment reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Intangible asset amortization expense									(32.8)	(33.4)	(34.1)
Interest and other expenses									(28.2)	(38.3)	(36.4)
Additions to Long-Lived Assets									52.3	52.0	44.7
Segment reconciling items | Americas
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									12.5	13.0	10.8
Segment reconciling items | Americas | United States
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									10.1	9.1	6.0
Segment reconciling items | Americas | Other Americas
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									2.4	3.9	4.8
Segment reconciling items | Southern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									16.8	13.9	16.3
Segment reconciling items | Southern Europe | France
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									10.3	7.8	10.7
Segment reconciling items | Southern Europe | Italy
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									2.4	1.3	1.9
Segment reconciling items | Southern Europe | Other Southern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									4.1	4.8	3.7
Segment reconciling items | Northern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									13.4	13.6	8.8
Segment reconciling items | APME
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									4.5	7.9	4.3
Segment reconciling items | Right Management
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									$ 4.7	$ 3.6	$ 4.5